Board of Directors, Senior Management and Key management personnel (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of information about Board of Directors Senior Management and Key management personnel [Abstract]
Disclosure of information about key management personnel [text block]
As of December 31, 2019, there are 124 people occupying key management positions and 123 as of December 31, 2018.

Key management personnel compensation	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
	ThUS$	ThUS$	ThUS$
Key management personnel compensation	22,598	27,907	27,367